Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 451,356
Exploration and evaluation assets, ending balance	584,889	$ 451,356
Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,694	28,321
Additions	0	5
Disposals due to deconsolidation of IsoEnergy		(26,632)
Exploration and evaluation assets, ending balance	1,694	1,694
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	449,662	376,927
Expense arising from exploration for and evaluation of mineral resources	133,533	128,329
Disposals due to deconsolidation of IsoEnergy		(55,594)
Exploration and evaluation assets, ending balance	583,195	449,662
Rook 1 Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	428,633
Exploration and evaluation assets, ending balance	559,428	428,633
Rook 1 Property [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235	235
Additions	0	0
Disposals due to deconsolidation of IsoEnergy		0
Exploration and evaluation assets, ending balance	235	235
Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	428,398	329,012
Expense arising from exploration for and evaluation of mineral resources	130,795	105,612
Disposals due to deconsolidation of IsoEnergy		(6,226)
Exploration and evaluation assets, ending balance	559,193	428,398
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	22,723
Exploration and evaluation assets, ending balance	25,461	22,723
Other Athabasca Basin Properties [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,459	1,458
Additions	0	1
Disposals due to deconsolidation of IsoEnergy		0
Exploration and evaluation assets, ending balance	1,459	1,459
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	21,264	9,603
Expense arising from exploration for and evaluation of mineral resources	2,738	11,661
Disposals due to deconsolidation of IsoEnergy		0
Exploration and evaluation assets, ending balance	24,002	21,264
General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	25,655	19,576
General exploration and drilling [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	25,040	6,488
General exploration and drilling [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	615	7,574
Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	16,261	17,583
Environmental, permitting, and engagement [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	16,261	17,583
Environmental, permitting, and engagement [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	38,500	59,917
Technical, engineering and design [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	38,500	59,863
Technical, engineering and design [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources		143
Geochemistry and assays [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources		0
Geochemistry and assays [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources		0
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,759	6,033
Geological and Geophysical [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	166	323
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,593	2,978
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	29,494	16,953
Labour and Wages [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	28,964	14,796
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	530	1,109
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,911	6,867
Share-based Payments [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,911	5,605
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,443	1,257
Travel [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,443	954
Travel [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Camp And Infrastructure [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	13,510
Camp And Infrastructure [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	13,510
Camp And Infrastructure [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	0
Exploration and evaluation assets, ending balance	0	0
IsoEnergy Ltd. [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	0	26,628
Additions	0	4
Disposals due to deconsolidation of IsoEnergy		(26,632)
Exploration and evaluation assets, ending balance	0	0
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	0	38,312
Expense arising from exploration for and evaluation of mineral resources	0	11,056
Disposals due to deconsolidation of IsoEnergy		(49,368)
Exploration and evaluation assets, ending balance	0	0
IsoEnergy Ltd. [member] | General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	5,514
IsoEnergy Ltd. [member] | Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Ltd. [member] | Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	54
IsoEnergy Ltd. [member] | Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources		143
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	2,732
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	1,048
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	1,262
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	$ 303
IsoEnergy Ltd. [member] | Camp And Infrastructure [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 0